Document and Entity Information	12 Months Ended
May 31, 2026 shares
Entity Addresses [Line Items]
Entity Registrant Name	ADURO CLEAN TECHNOLOGIES INC.
Entity Central Index Key	0001863934
Current Fiscal Year End Date	--05-31
Document Type	40-F/A
Amendment Description	Aduro Clean Technologies Inc. (the "Company," "Registrant," or "Aduro") is a Canadian issuer eligible to file its annual report pursuant to Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), on Form 40-F pursuant to the multi-jurisdictional disclosure system of the Exchange Act. The Registrant is a "foreign private issuer" as defined in Rule 3b-4 under the Exchange Act. Equity securities of the Registrant are accordingly exempt from Sections 14(a), 14(b), 14(c), 14(f) and 16 of the Exchange Act pursuant to Rule 3a12-3. The Company is filing this Amendment No. 1 (the "Amendment") to its original Annual Report on Form 40-F for the year ended May 31, 2026, which was filed with the United States Securities and Exchange Commission (the "SEC") on May 31, 2026 (the "Annual Report"), in order to (i) refile Exhibit 99.1 - Annual Information Form for the Fiscal Year ended May 31, 2026 (the "AIF") to correct a typographical date error on the cover page of the AIF, which inadvertently stated that the date of the AIF was August 28, 2026 instead of August 31, 2026, update the trading data set forth under "Trading Price and Volume" to include trading data for the full month of August 2026, and add disclosure under a new Section 15 entitled "Audit Committee"; and (ii) add the applicable date and exchange rate under "Currency" of this Amendment, which were inadvertently omitted from the Annual Report. In addition, pursuant to the rules of the SEC, this Amendment also contains: (a) new certifications required by Rule 13a-14(a) or Rule 15d-14(a), pursuant to Section 302 of the Sarbanes-Oxley Act of 2002; and (b) new certifications required by 18 U.S.C. Section 1350, as enacted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Except as described above, the Annual Report remains unchanged. In addition, the Amendment does not reflect events occurring after the filing of the Annual Report or modify or update those disclosures. Accordingly, the Amendment should be read in conjunction with the Annual Report and the Registrant's other SEC filings.
Amendment Flag	true
Document Period End Date	May 31, 2026
Entity Primary SIC Number	2800
Entity Common Stock, Shares Outstanding	33,867,884
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-42393
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	542 Newbold St.
Entity Address, City or Town	London
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N6E 2S5
City Area Code	226
Local Phone Number	784-8889
Title of 12(b) Security	Common Shares Without Par Value
Trading Symbol	ADUR
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	false
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102